February 28, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Rydex Variable Trust (“Company”)
File No. 811-08821

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material (“Proxy Materials”) for a Special Meeting of Shareholders (“Meeting”) of International Long Short Select Fund (the “Fund”) to be held on April 11, 2011.

The Meeting is being held for the purpose of asking shareholders to: vote on a plan of liquidation and dissolution providing for the liquidation and dissolution of the fund.

No fee is required in connection with this filing.  Should you have any questions or comments, please contact Laura Flores, of Morgan, Lewis & Bockius LLP, at 202.739.5684.

Sincerely,

/s/ Joanna M. Haigney
Joanna M. Haigney
Secretary
Rydex Variable Trust